ADMINISTRATIVE AND GENERAL EXPENSES - Schedule of administrative and general expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses		$ 14,561	$ 9,249	$ 3,735
Salaries and related expenses
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses		5,925	8,175	3,233
Depreciation and overheads
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses		93	132	240
Expected Credit Loss
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses	[1]	1,876	0	0
Other expenses
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses	[2]	$ 6,667	$ 942	$ 262

[1]	Write off of a contract asset relating to Jet-Talk contract asset balance, as the Company does not believe it can benefit from the remaining asset due to certain disagreement between the parties, which are under discussion and expected to be resolved in the near future.
[2]	In 2023 expenses occurred following the Alta settlement of $2.3 million (see Note 19) and new D&O Insurance policy expenses.